Note 10 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 808,550	$ 754,542	$ 381,819
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	634,830	717,725	804,016
Current and former directors, officers and companies controlled by them	1,443,380	1,472,267	1,317,365
Current and former directors, officers and companies controlled by them [member] | Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	808,550	754,542	381,819
Current and former directors, officers and companies controlled by them [member] | Investor Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	0	0	66,530
Current and former directors, officers and companies controlled by them [member] | Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 0	$ 0	$ 65,000